Performance Management - Pemberwick Fund	Jul. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund was organized to acquire the assets and liabilities of the Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”), in exchange for shares of the Fund on December 5, 2016. Accordingly, the Fund is the successor to the Predecessor Fund, and the following return information for periods prior to December 5, 2016 was derived from the performance records of the Predecessor Fund. The Fund’s investment objective, strategies, and policies are, in all material respects, equivalent to the
Predecessor Fund, which, like the Fund, was advised and sub-advised by Pemberwick and J.P. Morgan, respectively. Performance information for the Predecessor Fund reflects all fees and expenses of the Predecessor Fund, and has not been adjusted to reflect the fees and expenses of the Fund.
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund and Predecessor Fund from calendar year to calendar year and by showing how the Fund and Predecessor Fund’s average annual returns for one year, five years, ten years, and since inception compared with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the Bloomberg 1-3 Year U.S. Government/Credit Index, the Fund’s benchmark index. The Fund will compare its performance to a primary broad-based securities market in the future in accordance with SEC requirements. The Fund’s and Predecessor Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-888-893-4491.

Performance Past Does Not Indicate Future [Text]	The Fund’s and Predecessor Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund and Predecessor Fund from calendar year to calendar year and by showing how the Fund and Predecessor Fund’s average annual returns for one year, five years, ten years, and since inception compared with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the Bloomberg 1-3 Year U.S. Government/Credit Index, the Fund’s benchmark index.
Performance Additional Market Index [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund and Predecessor Fund from calendar year to calendar year and by showing how the Fund and Predecessor Fund’s average annual returns for one year, five years, ten years, and since inception compared with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the Bloomberg 1-3 Year U.S. Government/Credit Index, the Fund’s benchmark index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
3.67%	(2.89)%
June 30, 2020	March 31, 2020
The Fund’s calendar year-to-date return as of June 30, 2025 was 2.19%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	The Predecessor Fund commenced operations on February 1, 2010. Returns for periods from February 1, 2010 to December 5, 2016 are those of the Predecessor Fund. The Fund commenced operations on December 6, 2016.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Phone [Text]	1-888-893-4491